LOSS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
LOSS PER SHARE

7.	LOSS PER SHARE

Basic loss per share is calculated by dividing the loss for the period attributable to ordinary equity holders of the Company by the weighted average number of common shares outstanding during the period.

Diluted loss per share is calculated by dividing the loss attributable to ordinary equity holders of the Company by the weighted average number of common shares outstanding during the period plus the weighted average number of common shares that would be issued on conversion of all outstanding dilutive securities into common shares.

Basic and diluted net loss per share for the six months ended June 30, 2023 and 2024 are as follows:

	Six months ended June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Loss for the period attributable to owners of the Company
From continuing operations	(4,506)	(122)	(17)
From discontinued operations	(6,236)	—	—

Weighted average number of ordinary shares for basic and diluted loss per share*	8,197,897	9,398,397	9,398,397

Loss per share:
Basic and diluted*
For loss from continuing operations	(0.55)	(0.01)	—
For loss from discontinued operations	(0.76)	—	—
Loss per share	(1.31)	(0.01)	—

For the period ended June 30, 2023 and 2024, the effects of the outstanding warrants and share options were anti-dilutive and excluded from the computation of diluted loss per share. Accordingly, the diluted loss per share amounts are the same as the basic loss per share amounts for the periods presented.

8.	LOSS PER SHARE

Basic loss per share is calculated by dividing the loss for the period attributable to ordinary equity holders of the Company by the weighted average number of common shares outstanding during the period.

Diluted loss per share is calculated by dividing the loss attributable to ordinary equity holders of the Company by the weighted average number of common shares outstanding during the period plus the weighted average number of common shares that would be issued on conversion of all outstanding dilutive securities into common shares.

Basic and diluted net loss per share for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Year Ended December 31,
	2021	2022	2023	2023
	CNY	CNY	CNY	US$

Loss for the year attributable to owners of the Company
From continuing operations	(43,884)	(23,338)	(8,337)	(1,177)
From discontinued operations	(4,268)	(1,285)	(5,504)	(777)

Weighted average number of ordinary shares for basic and diluted earnings per share*	8,144,050	8,189,617	8,222,658	8,222,658

Loss per share:
Basic and diluted
For loss from continuing operations	(5.39)	(2.85)	(1.01)	(0.15)
For loss from discontinued operations	(0.52)	(0.15)	(0.67)	(0.09)
Loss per share	(5.91)	(3.00)	(1.68)	(0.24)

*	The basic and diluted loss per ordinary share has been adjusted retrospectively for the Share Combination which became effective on April 3, 2023. Refer to Note 24 for further details.

*	For the years ended December 31, 2021, 2022 and 2023, the effects of the outstanding warrants and share options were anti-dilutive and excluded from the computation of diluted loss per share. Accordingly, the diluted loss per share amounts are the same as the basic loss per share amounts for the periods presented.